Shareholder Report, Line Graph (Details) 74200012700_Franklin California Tax-Free Income Fund_Advisor Class_TSR Annual {Advisor Class} - USD ($)												12 Months Ended
	Feb. 28, 2026	Feb. 28, 2025	Feb. 29, 2024	Feb. 28, 2023	Feb. 28, 2022	Feb. 28, 2021	Feb. 29, 2020	Feb. 28, 2019	Feb. 28, 2018	Feb. 28, 2017	Feb. 29, 2016	Feb. 28, 2026
Advisor Class
Account Value [Line Items]
Line Graph and Table Measure Name												Advisor Class
Accumulated Value	$ 12,876	$ 12,348	$ 11,951	$ 11,242	$ 12,011	$ 12,034	$ 12,120	$ 10,757	$ 10,370	$ 10,132	$ 10,000
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Bloomberg Municipal Bond Index
Accumulated Value	12,713	12,112	11,764	11,159	11,759	11,837	11,713	10,700	10,276	10,025	10,000
Bloomberg Municipal Bond California Exempt Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Bloomberg Municipal Bond California Exempt Index
Accumulated Value	$ 12,642	$ 12,042	$ 11,738	$ 11,124	$ 11,676	$ 11,763	$ 11,693	$ 10,654	$ 10,259	$ 9,997	$ 10,000